Pension Plan (Annual and Quarter)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Deferred Compensation Arrangement with Individual Disclosure, Postretirement Benefits [Table Text Block]
Note 7 – Pension Plan

The pension plan is frozen and, accordingly, no additional benefits are being accrued under the plan.

The following table presents the components of net periodic pension cost:

	Three months ended September 30		Nine months ended September 30
In thousands	2012	2011	2012	2011
Interest cost	$ 130	$ 137	$ 390	$ 411
Expected return on plan assets	(110)	(99)	(329)	(297)
Amortization of net actuarial loss	121	86	363	260
Net periodic pension cost	$ 141	$ 124	$ 424	$ 374

As of September 30, 2012, the Company has recorded a current pension liability of $0.6 million, which is included in Accrued liabilities in the Condensed Consolidated Balance Sheets, and a long-term pension liability of $5.2 million, which is included in Deferred pension liability and other in the Condensed Consolidated Balance Sheets.  The minimum required contribution for 2012 is expected to be $0.9 million.

The pension plan asset information included below is presented at fair value.  ASC 820 establishes a framework for measuring fair value and required disclosures about assets and liabilities measured at fair value. The fair values of these assets are determined using a three-tier fair value hierarchy.  Based on this hierarchy, the Company determined the fair value of its money market funds and mutual stock funds using quoted market prices, a Level 1 or an observable input, and the guaranteed investment contracts and equity and index funds, a Level 2 based on observable inputs and quoted prices in markets that are not active.  The Company does not have any Level 3 pension assets, in which such valuation would be based on unobservable measurements and management’s estimates.

The following table presents the pension plan assets by level within the fair value hierarchy as of September 30, 2012:

In thousands	Level 1	Level 2	Level 3	Total
Guaranteed investment contracts	$ -	$2,097	$ -	$2,097
Mutual stock funds	1,092	-	-	1,092
Equity and index funds	-	2,885	-	2,885
Money market funds	41	-	-	41
Total pension plan assets	$1,133	$4,982	$ -	$6,115

In March 2011 and 2010, the Company submitted to the Internal Revenue Service requests for waivers of the minimum funding standard for its defined benefit plan.  The waiver requests were submitted as a result of the economic climate and the business hardship that the Company was experiencing.  The waivers, if granted, will defer payment of $559,000 and $285,000 of the minimum funding standard for the 2010 and 2009 plan years, respectively. The amounts referred to in the waivers applied for with respect to the 2009 and 2010 minimum funding standard are included in Deferred pension liability and other in the Consolidated Balance Sheets. If the waivers are not granted, the Pension Benefit Guaranty Corporation and the Internal Revenue Service have various enforcement remedies they can implement to protect the participant’s benefits, such as termination of the plan and require the Company to remit the unpaid contributions. The Company does not have the liquidity to remit the payments at this time and the PBGC has placed a lien on the Company’s assets. At this time, the Company is expecting to make its required contributions for the 2011 and 2012 plan years, and has made $559,000 of contributions as of the Company’s 10-Q filed for the period ended September 30, 2012; however there is no assurance that the Company will be able to make all payments.  Various factors can impact the Company’s ability to make the expected contributions for 2012, such as the ability to refinance and increase the Company’s revolving credit facility and an improvement in the Company’s financial condition. The Company does not have the liquidity to remit the payments at this time and the PBGC has placed a lien on the Company’s assets. The Pension Benefit Guaranty Corporation has the discretion to subordinate such lien to the liens of other creditors. The senior lender has waived the default of non-payment of certain pension plan contributions, but the placement of the lien by PBGC constitutes a separate and distinct event of default and the senior lender may exercise any and all rights or remedies it may have.

15.  Pension Plan

All eligible salaried employees of Trans-Lux Corporation and certain of its subsidiaries are covered by a non-contributory defined benefit pension plan.  Pension benefits vest after five years of service and are based on years of service and final average salary.  The Company’s general funding policy is to contribute at least the required minimum amounts sufficient to satisfy regulatory funding standards, but not more than the maximum tax-deductible amount.  As of December 31, 2003, the benefit service under the pension plan had been frozen and, accordingly, there is no service cost for each of the two years ended December 31, 2011.  On April 30, 2009, the compensation increments were frozen, and accordingly, no additional benefits are being accrued under the plan.  For 2011 and 2010, the accrued benefit obligation of the plan exceeded the fair value of plan assets, due primarily to the plan’s investment performance.  The Company’s pension obligations for this plan exceeded plan assets by $5.9 million at December 31, 2011.

The Company employs a total return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets for a prudent level of risk.  The intent of this strategy is to minimize plan expenses by outperforming plan liabilities over the long run.  Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition.  The portfolio contains a diversified blend of equity and fixed income investments.  Investment risk is measured and monitored on an ongoing basis through annual liability measurements, periodic asset/liability studies and quarterly investment portfolio reviews.

At December 31, 2011 and 2010, the Company’s pension plan weighted average asset allocations by asset category are as follows:

	2011	2010
Guaranteed investment contracts	38.3%	36.1%
Equity and index funds	60.9	63.2
Bonds	-	0.4
Money market funds	0.8	0.3
Pension plan weighted average asset allocations, Total	100.0%	100.0%

At December 31, 2010, bonds include $18,000 of the Company’s Debentures.

The pension plan asset information included below is presented at fair value.  ASC 820 establishes a framework for measuring fair value and required disclosures about assets and liabilities measured at fair value. The fair value of these assets are determined using a three-tier fair value hierarchy.  Based on this hierarchy, the Company determined the fair value of its money market funds and mutual stock funds using quoted market prices, a Level 1 or an observable input, the guaranteed investment contracts and equity and index funds, a Level 2 based on observable inputs and quoted prices in markets that are not active.  The Company does not have any Level 3 pension assets, in which such valuation would be based on unobservable measurements and management’s estimates.

The following table presents the pension plan assets by level within the fair value hierarchy as of December 31, 2011:

In thousands	Level 1	Level 2	Level 3	Total
Guaranteed investment contracts	$ -	$2,053	$ -	$2,053
Mutual stock funds	925	-	-	925
Equity and index funds	-	2,342	-	2,342
Money market funds	41	-	-	41
Fair Value, Pension plan assets, Total	$966	$4,395	$ -	$5,361

The funded status of the plan as of December 31, 2011 and 2010 is as follows:

In thousands	2011	2010
Change in benefit obligation: Projected benefit obligation at beginning of year	$ 9,912	$ 9,252
Interest cost	548	539
Actuarial loss	1,193	662
Benefits paid	(377)	(541)
Projected benefit obligation at end of year	11,276	9,912

Change in plan assets: Fair value of plan assets at beginning of year	5,287	5,441
Actual return on plan assets	(153)	340
Company contributions	604	47
Benefits paid	(377)	(541)
Fair value of plan assets at end of year	5,361	5,287

Funded status (underfunded)	$ (5,915)	$ (4,625)

Amounts recognized in other accumulated comprehensive loss:
Net actuarial loss	$ 5,852	$ 4,456
Weighted average assumptions as of December 31:
Discount rate:
Components of cost	4.80%	5.75%
Benefit obligations	5.75%	6.00%
Expected return on plan assets	8.00%	8.00%
Rate of compensation increase	N/A	N/A

The Company determines the long-term rate of return for plan assets by studying historical markets and the long-term relationships between equity securities and fixed income securities, with the widely-accepted capital market principal that assets with higher volatility generate higher returns over the long run.  The 8.0% expected long-term rate of return on plan assets is determined based on long-term historical performance of plan assets, current asset allocation and projected long-term rates of return.

In 2012, the Company expects to amortize $484,000 of actuarial losses to pension expense.  The accumulated benefit obligation at December 31, 2011 and 2010 was $11.3 million and $9.9 million, respectively.  The minimum required contribution for 2012 is expected to be $1.2 million, which is included in Accrued liabilities in the Consolidated Balance Sheets and the long-term pension liability is $4.8 million and is included in Deferred pension liability and other in the Consolidated Balance Sheets, which amounts include the missed contributions for 2009 and 2010. In March 2011 and 2010, the Company submitted to the Internal Revenue Service requests for waivers of the minimum funding standard for its defined benefit plan.  The waiver requests were submitted as a result of the economic climate and the business hardship that the Company was experiencing.  The waivers, if granted, will defer payment of $559,000 and $285,000 of the minimum funding standard for the 2010 and 2009 plan years, respectively.  If the waivers are not granted, the Pension Benefit Guaranty Corporation and the Internal Revenue Service have various enforcement remedies they can implement to protect the participant’s benefits; such as termination of the plan and require the Company to make the unpaid contributions, which the Company does not have the liquidity to remit the payments at this time and the PBGC hasy placed a lien on the Company’s assets. The senior lender has waived the default of non-payment of certain pension plan contributions, but the placement of a lien by the PBGC constitutes a separate and distinct event of default and the senior lender may exercise any and all rights or remedies it may have.  The cash funding requirements is material to the Company’s results of operations, cash flows and liquidity.  The Company’s expected contributions for each of the next five years have not yet been quantified.  At this time, the Company is expecting to make its required contributions for the 2012 plan year; however there is no assurance that the Company will be able to make all payments.  Various factors can impact the Company’s ability to make the expected contributions for 2012, such as the ability to refinance and increase the Company’s revolving credit facility and an improvement in the Company’s financial condition.

Expected projected benefit payments due for the next five years are:

In thousands	2012	2013	2014	2015	2016
Projected benefit payments due	$893	$613	$435	$637	$667

The following table presents the components of the net periodic pension cost for the two years ended December 31, 2011:

In thousands	2011	2010
Interest cost	$ 548	$ 539
Expected return on plan assets	(396)	(416)
Amortization of net actuarial loss	347	306
Net periodic pension cost	$ 499	$ 429

The following table presents the change in unrecognized pension costs recorded in other comprehensive loss as of December 31, 2011 and 2010:

In thousands	2011	2010
Balance at beginning of year	$4,456	$4,023
Net actuarial loss	1,743	738
Recognized loss	(347)	(305)
Balance at end of year	$5,852	$4,456

In addition, the Company provided unfunded supplemental retirement benefits for the retired, former Chief Executive Officer.  During 2009 the Company accrued $0.5 million for such benefits, which has not yet been paid.  The Company does not offer any post-retirement benefits other than the pension and supplemental retirement benefits described herein.